Shareholder Report, Holdings (Details) - C000005464	Jun. 30, 2024
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	12.80%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Apple
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ServiceNow
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%